Basis of preparation - Additional information (Detail) - GBP (£) £ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Statement [line items]
Loss attributable to equity holders of the parent	£ (124,619)	£ (18,620)	£ (16,224)	£ (34,844)
Cash and cash equivalents	56,800
Net current assets	£ 44,400
Adjustments for administrative expenses			£ 500